Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 25, 2026	Apr. 22, 2019	Jan. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Shares issued				$ 257	$ 10,000	$ 9,990	$ 10,925
Issuance of shares		6,400,000
Proceeds from Issuance of Preferred Stock and Preference Stock					$ 9,990	$ 10,000	$ 11,410
Subsequent Event [Member] | Series X Preferred Stock [Member]
Subsequent Events [Line Items]
Issuance of shares			10,126
Share issued price per share			$ 24.6883
Proceeds from Issuance of Preferred Stock and Preference Stock			$ 300
Forecast [Member] | Merger Agreement, [Member]
Subsequent Events [Line Items]
Shares issued	$ 6,000
Fair market value of the common stock	1,300,000
Allegro [Member] | Maximum [Member] | Forecast [Member] | Merger Agreement, [Member]
Subsequent Events [Line Items]
Third party transaction amount	$ 2,000